Share-Based Payments (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized shares of common stock for share-based payment arrangements (in shares)	183
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	$ 709
Weighted-average period to recognize the cost (years) - nonvested units	2 years 1 month 2 days
Total fair value of shares vested during the year - nonvested units	$ 647	$ 798	$ 766
Cash proceeds from exercise of stock options	$ 65	$ 446	$ 361
Restricted stock and stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted stock and stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted stock and stock units | Time Warner | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted stock and stock units | Time Warner | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options | Time Warner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Other nonvested stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years